Future Purchase consideration (Details) - Schedule of future purchase consideration - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Future Purchase Consideration Abstract
Balance, beginning of the year	$ 350,000
Clear RF future purchase consideration	(350,000)	$ 350,000
Balance, end of the year		$ 350,000